Note 31 - Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Note 31 - Related party transactions
Disclosure of transactions between related parties [text block]
		Year ended December 31,
(i)	Transactions	2024	2023	2022
	(a) Sales of goods, services and other transactions
	Sales of goods to associated companies	37,551	56,152	100,019
	Sales of goods to other related parties	83,250	121,679	151,884
	Sales of services and others to associated companies	3,456	1,564	1,472
	Sales of services and others to joint ventures	139	135	131
	Sales of services and others to other related parties	127,940	109,553	109,123
		252,336	289,083	362,629
	(b) Purchases of goods, services and other transactions
	Purchases of goods to associated companies	154,772	324,556	555,257
	Purchases of goods to joint ventures	23,466	72,741	101,620
	Purchases of goods to other related parties	70,425	61,366	51,040
	Purchases of services and others to associated companies	17,544	13,349	13,759
	Purchases of services and others to other related parties	55,576	76,751	36,767
		321,783	548,763	758,443
	(c) Financial Results
	Income from joint ventures	6,218	5,645	3,804
		6,218	5,645	3,804

	(d) Dividends
	Dividends received from associated companies	71,211	69,216	64,189
	Dividends distributed to Techint Holdings S.àr.l.	478,115	385,347	321,122

		At December 31,
(ii)	Period-end balances	2024	2023
	(a) Arising from sales / purchases of goods / services and other transactions
	Receivables from associated companies	3,133	7,589
	Receivables from joint ventures	68,759	63,374
	Receivables from other related parties	47,713	62,986
	Payables to associated companies	(23,531)	(21,012)
	Payables to joint ventures	(52)	(28,361)
	Payables to other related parties	(12,165)	(11,488)
		83,857	73,088
	(b) Financial debt
	Finance lease liabilities from associated companies	(1,026)	(1,459)
	Finance lease liabilities from other related parties	(260)	(375)
		(1,286)	(1,834)